FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Hierarchy (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets and financial liabilities
Investment - Listed shares	$ 800
Convertible notes	56,544
Transfers out of Level 1 into Level 2, Assets	0	$ 0
Transfers out of Level 2 into Level 1, Assets	0	0
Transfers out of Level 1 into Level 2, Liabilities	0	0
Transfers out of Level 2 into Level 1, Liabilities	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Transfers into Level 3, Liabilities	0	0
Transfers out of Level 3, Liabilities	0	$ 0
Financial liabilities at FVTPL
Financial assets and financial liabilities
Convertible notes	6,727
Financial liabilities at FVTPL | Level 3
Financial assets and financial liabilities
Convertible notes	6,727
Financial Assets at FVTPL
Financial assets and financial liabilities
Investment - Listed shares	800
Financial Assets at FVTPL | Level 1
Financial assets and financial liabilities
Investment - Listed shares	$ 800